Intangible Assets, Net	6 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Intangible assets, net

5. Intangible assets, net

Intangible assets, net consist of the following:

	March 31, 2026	September 30, 2025
	US$	US$
University relationship	377,587	377,587
Education license/certificate	28,240	28,240
In-process course curriculum	26,067	26,067
Accreditations and licensing*	2,202,793	2,202,793
Accredited curriculum	1,670,461	1,670,461
Articulation agreement	53,793	53,793
Brand related assets*	552,580	552,580
Total	4,911,521	4,911,521
Less: Accumulated depreciation	(781,310)	(668,098)
Intangible assets, net	4,130,211	4,243,423

*	(Indefinite-lived assets, not subject to amortization)

Depreciation expenses were recorded in general and administrative expenses. The Company recorded depreciation expenses of US$113,212 and US$110,124 for the six months ended March 31, 2026 and 2025, respectively.